Organization and Business	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business

1. ORGANIZATION AND BUSINESS

Hydrophi Technologies Group, Inc., formerly known as Big Clix Corp., Inc., (the “Company” or “Hydrophi”) was incorporated under the laws of State of Florida on June 18, 2010.

Reverse Acquisition

On September 25, 2013, the Company consummated an amended Agreement and Plan of Merger (the “Merger Agreement”) with Hydro Phi Technologies, Inc., a Delaware corporation (“Hydro Phi”), and HPT Acquisition Corp., a Delaware corporation (“HPT”), which was a wholly-owned subsidiary of the Company and established solely to implement the merger. Pursuant to the Merger Agreement, HPT merged with and into Hydro Phi, with Hydro Phi being the surviving company, in an exchange of all the equity securities of the Hydro Phi for common stock of the Company. As a result of the transaction, the former shareholders of Hydro Phi became the controlling shareholders of the Company. The transaction was accounted for as a reverse takeover/recapitalization effected by a share exchange, wherein Hydro Phi is considered the acquirer for accounting and financial reporting purposes. The capital, share price, and earnings per share amount in these consolidated financial statements for the period prior to the reverse merger were restated to reflect the recapitalization. As a result of the merger, Hydro Phi became a wholly-owned subsidiary of the Company.

Pro forma results of operations for the nine months ended December 31, 2013 and 2012, as though this acquisition had taken place at the beginning of each period, are as follows. The pro forma results are not necessarily indicative of what actually would have occurred had the acquisition been in effect for the entire period presented.

	Nine Months Ended December 31,
	2013	2012
Revenues	$104,784	$77,650
Net loss	14,504,427	2,265,690
Loss per common share – basic and diluted	(0.32)	(0.27)
Weighted average common shares outstanding – basic and diluted	45,946,718	8,380,200

Hydro Phi was incorporated on April 21, 2008 under the laws of the State of Wyoming. In August 2010, with the relocation of its Research and Development Office from Maine to Georgia, the Company reincorporated under the laws of the State of Delaware and is currently a Delaware corporation.

Hydro Phi is a fuel efficiency company that has created a water-based technology to improve the fuel efficiency of internal combustion engines. Hydro Phi has been engaged in the research and development of its “green energy” solutions primarily for the transportation industry since its inception. In 2010, Hydro Phi concluded phase one of its research and development phase and started to generate revenues. Hydro Phi’s priority market segments are: logistics, trucking, heavy equipment, marine and agriculture, where rising fuel costs and upcoming emission regulations necessitate the development of new, ground-breaking technologies. In the future, the continual improvement process at Hydro Phi will focus on miniaturization, data collection, application-specific designs and further efficiency enhancements.

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has recently commenced its planned operations, has a net working capital deficiency at December 31, 2013, and has an accumulated deficit of approximately $31 million as of December 31, 2013. The Company also has negative cash flows for the nine months ended from its operations through December 31, 2013. Management is currently pursuing a business strategy which includes raising the necessary funds to finance the Company's research, development, marketing and manufacturing efforts. While pursuing this business strategy, the Company is expected to continue operating at a loss with negative operating cash flows. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. As a result of the aforementioned factors and the related uncertainties, there can be no assurance of the Company's ability to survive.

1. ORGANIZATION AND BUSINESS

Hydro Phi Technologies, Inc. (“the Company” or “Hydro Phi”) was incorporated on April 21, 2008 under the laws of the State of Wyoming. In August 2010, with the relocation of its Research and Development Office from Maine to Georgia, the Company reincorporated under the laws of the State of Delaware and is currently a Delaware corporation.

The Company is a fuel efficiency company that has created a transformational water-based technology. The Company has been engaged in the research and development of “green energy” solutions primarily for the transportation industry since its inception. In 2010, the Company concluded its phase one of its research and development phase and started to generate revenues. The Company’s priority market segments are: logistics, trucking, heavy equipment, marine and agriculture, where rising fuel costs and upcoming emission regulations necessitate the development of new, ground-breaking technologies. In the future, the continual improvement process at Hydro Phi will focus on miniaturization, data collection, application-specific designs and further efficiency enhancements.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has recently commenced its planned operations, has a net working capital deficiency at its most recent fiscal yearend, has an accumulated deficit of approximately $14 million through March 31, 2013, and has had negative cash flows each year from its operations through March 31, 2013. Management is currently pursuing a business strategy which includes raising the necessary funds to finance the Company's research, development, marketing and manufacturing efforts. While pursuing this business strategy, the Company is expected to continue operating at a loss with negative operating cash flows. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. As a result of the aforementioned factors and the related uncertainties, there can be no assurance of the Company's ability to survive.